CONVERTIBLE NOTES - Sabby / L1 Convertible Note - Summary of Settlement of Debt (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Other Liabilities Disclosure [Abstract]
Equity issued for convertible debt	$ 3,364,467
Conversions payable	500,370
Cash repayments	1,025,423
Accelerated discount recognized in APIC	2,384,280
Principal settled during the six months ended June 30, 2023	$ 7,274,540